Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Consolidation, Policy

The accompanying Condensed Consolidated Financial Statements represent Essendant Inc. (“ESND”) with its wholly owned subsidiary Essendant Co. (“ECO”), and ECO’s subsidiaries (collectively, “Essendant” or the “Company”). The Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States and include the accounts of ESND and its subsidiaries. All intercompany transactions and balances have been eliminated. The Company operates in a single reportable segment as a leading national distributor of workplace items.

The accompanying Condensed Consolidated Financial Statements are unaudited. The Condensed Consolidated Balance Sheet as of December 31, 2017, was derived from the December 31, 2017 audited financial statements. The Condensed Consolidated Financial Statements have been prepared in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements, prepared in accordance with accounting principles generally accepted in the United States, have been condensed or omitted pursuant to such rules and regulations. Accordingly, the reader of this Quarterly Report on Form 10-Q should refer to the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 (the “2017 Form 10-K”) for further information.

In the opinion of management, the accompanying unaudited Condensed Consolidated Financial Statements reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial position of Essendant at March 31, 2018 and the results of operations for the three months ended March 31, 2018 and 2017, and cash flows for the three months ended March 31, 2018 and 2017. The results of operations for the three months ended March 31, 2018 should not necessarily be taken as indicative of the results of operations that may be expected for the entire year.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation. For all acquisitions, account balances and results of operations are included in the Consolidated Financial Statements as of the date acquired.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from these estimates.

Various assumptions and other factors underlie the determination of significant accounting estimates. The process of determining significant estimates is fact specific and takes into account factors such as historical experience, current and expected economic conditions, product mix, and in some cases, actuarial techniques. The Company periodically reevaluates these significant factors and makes adjustments where facts and circumstances dictate.

Revenue Recognition

Revenue Recognition

Revenue is recognized when a service is rendered or when title to the product has transferred to the customer. Management records an estimate for future product returns related to revenue recognized in the current period. This estimate is based on historical product return trends and the gross margin associated with those returns. Management also records customer rebates that are based on annual sales volume to the Company’s customers. Annual rebates earned by customers include growth components, volume hurdle components, and advertising allowances.

Shipping and handling costs billed to customers are treated as revenues and recognized at the time title to the product has transferred to the customer. Freight costs are included in the Company’s Consolidated Financial Statements as a component of cost of goods sold and are not netted against shipping and handling revenues. Net sales do not include sales tax charged to customers.

Customer Rebates

Customer Rebates

Customer rebates and discounts are common practice in the business products industry and have a significant impact on the Company’s overall sales and gross margin. Customer rebates include volume rebates, sales growth incentives, advertising allowances, participation in promotions and other miscellaneous discount programs. These rebates are paid to customers monthly, quarterly and/or annually. Such rebates are reported in the Consolidated Financial Statements as a reduction of sales. Prepaid customer rebates were $40.7 million and $47.9 million as of December 31, 2017 and 2016, respectively, and are included as a component of “Other current assets” and “Other assets”. Accrued customer rebates were $49.2 million and $65.3 million as of December 31, 2017 and 2016, respectively, and are included as a component of “Accrued liabilities” in the Consolidated Balance Sheets.

Share-Based Compensation

Share-Based Compensation

At December 31, 2017, the Company had two active share-based employee compensation plans covering key associates and/or non-employee directors of the Company. See Note 5—“Share-Based Compensation” to the Consolidated Financial Statements for more information.

Cash Equivalents

Cash Equivalents

Under the Company’s cash management system, the Company utilizes available borrowings, on an as-needed basis, to fund the clearing of checks as they are presented for payment. As of December 31, 2017, and 2016, outstanding checks totaling $35.6 million and $34.3 million, respectively, were included in “Accounts payable” in the Consolidated Balance Sheets.

Accounts Receivable

Accounts Receivable

In the normal course of business, the Company extends credit to customers. Accounts receivable, as shown in the Consolidated Balance Sheets, include such trade accounts receivable and are net of allowances for doubtful accounts and anticipated discounts. Management estimates an allowance for doubtful accounts, which addresses the collectability of trade accounts receivable. This allowance adjusts gross trade accounts receivable downward to its estimated collectible or net realizable value. To determine the allowance for doubtful accounts, management reviews specific customer risks and the Company’s trade accounts receivable aging. Uncollectible trade receivable balances are written off against the allowance for doubtful accounts when it is determined that the trade receivable balance is uncollectible. The allowance for doubtful accounts totaled $17.1 million and $18.2 million as of December 31, 2017 and 2016, respectively.

Supplier Allowances

Supplier Allowances

Supplier allowances (fixed or variable) are common practice in the business products industry and have a significant impact on the Company’s overall gross margin. Receivables related to supplier allowances totaled $90.8 million and $86.9 million as of December 31, 2017 and 2016, respectively. These receivables are included in “Accounts receivable” in the Consolidated Balance Sheets.

The majority of the Company’s annual supplier allowances and incentives are variable, based solely on the volume and mix of the Company’s product purchases from suppliers. These allowances are recorded based on the Company’s annual inventory purchase volumes and product mix and are included in the Company’s Consolidated Financial Statements as a reduction to cost of goods sold, thereby reflecting the net inventory purchase cost. The remaining portion of the Company’s annual supplier allowances and incentives are fixed and are earned based primarily on supplier participation in specific Company advertising and marketing publications. Fixed allowances and incentives are recognized in income through cost of goods sold as inventory is sold. Supplier allowances and incentives attributable to unsold inventory are carried as a component of net inventory cost.

Inventories

Inventory

Approximately 98.2% and 98.0% of total inventory as of March 31, 2018 and December 31, 2017, respectively, has been valued under the Last-In-First-Out (“LIFO”) method. An actual valuation of inventory under the LIFO method can be made only at the end of each fiscal year based on the inventory levels and costs at that time. Interim LIFO calculations are based on management’s estimates of expected year-end inventory levels and costs, and are subject to the final year-end LIFO inventory valuation. Inventory valued under the LIFO accounting method is recorded at the lower of cost or market. If the Company had valued its entire inventory under the lower of First-In-First-Out (“FIFO”) cost or market, inventory values would have been $167.3 million and $159.3 million higher than reported as of March 31, 2018, and December 31, 2017, respectively.

For the three months ended March 31, 2018, LIFO liquidations resulted in LIFO income of $2.5 million, which was more than offset by LIFO expense of $10.5 million related to current inflation, for an overall net increase in cost of sales of $8.0 million. LIFO liquidations occur when there are decrements of LIFO inventory quantities carried at lower costs in prior years as compared with the cost of current year purchases.

Inventories

Approximately 98.0% and 98.3% of total inventory as of December 31, 2017 and December 31, 2016, respectively, has been valued under the Last-In-First-Out (“LIFO”) method. An actual valuation of inventory under the LIFO method can be made only at the end of each fiscal year based on the inventory levels and costs at that time. Interim LIFO calculations are based on management’s estimates of expected year-end inventory levels and costs, and are subject to the final year-end LIFO inventory valuation. Inventory valued under the LIFO accounting method is recorded at the lower of cost or market. If the Company had valued its entire inventory under the lower of First-In-First-Out (“FIFO”) cost or market, inventory would have been $159.3 million and $147.9 million higher than reported as of December 31, 2017 and December 31, 2016, respectively.

The change in the LIFO reserve in 2017 included LIFO liquidations. These decrements resulted in liquidation of LIFO inventory quantities carried at lower costs in prior years compared with the cost of current year purchases. This liquidation resulted in LIFO income of $1.7 million, which was more than offset by LIFO expense of $13.1 million related to current inflation, for an overall net increase in cost of sales of $11.4 million. LIFO liquidations occur when there are decrements of LIFO inventory quantities carried at lower costs in prior years compared with the cost of current year purchases.

The change in the LIFO reserve in 2016 included LIFO liquidations. This liquidation resulted in LIFO income of $0.8 million which was more than offset by LIFO expense of $2.4 million related to current inflation for an overall net increase in cost of sales of $1.6 million.

The change in the LIFO reserve in 2015 included LIFO liquidations. This liquidation resulted in LIFO income of $1.1 million which was more than offset by LIFO expense of $7.8 million related to current inflation for an overall net increase in cost of sales of $6.7 million.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is recorded at cost. Depreciation and amortization are determined by using the straight-line method over the estimated useful lives of the assets. The estimated useful life assigned to fixtures and equipment is from two to ten years; the estimated useful life assigned to buildings does not exceed forty years; leasehold improvements are amortized over the lesser of their useful lives or the term of the applicable lease. Repair and maintenance costs are charged to expense as incurred.

Software Capitalization

Software Capitalization

The Company capitalizes internal use software development costs following the preliminary project stage completion, when the project completion and usage of resulting software is probable. Amortization is recorded on a straight-line basis over the estimated useful life of the software, generally not to exceed ten years. Capitalized software amortization was $9.0 million, $8.8 million and $8.5 million in the years ended December 31, 2017, 2016 and 2015, respectively. Capitalized software is included in “Property, plant and equipment” on the Consolidated Balance Sheets. The total net capitalized software development costs are as follows (in thousands):

	As of December 31,
	2017	2016
Capitalized software development costs	$101,081	$97,010
Accumulated amortization	(76,754)	(71,617)

Net capitalized software development costs	$24,327	$25,393

Goodwill and Intangible Assets

Goodwill and Intangible Assets

As of December 31, 2017 and 2016, the Company’s Consolidated Balance Sheets reflected $13.2 million and $297.9 million of goodwill, and $73.4 million and $83.7 million in net intangible assets, respectively. See Note 6—“Goodwill and Intangible Assets” to the consolidated financial statements for more information.

Insured Loss Liability Estimates

Insured Loss Liability Estimates

The Company is primarily responsible for retained liabilities related to workers’ compensation, vehicle, and certain employee health benefits. The Company records expenses for paid and open claims and an expense for claims incurred but not reported based upon historical trends and certain assumptions about future events. In addition, the Company has a per-occurrence maximum on worker’s compensation and auto claims.

Leases

Leases

The Company leases real estate and personal property under operating leases. Certain operating leases include incentives from landlords including, landlord “build-out” allowances, rent escalation clauses and rent holidays or periods in which rent is not payable for a certain amount of time. The Company accounts for landlord “build-out” allowances as deferred rent at the time of possession and amortizes this deferred rent on a straight-line basis over the term of the lease.

The Company also recognizes leasehold improvements associated with the “build-out” allowances and amortizes these improvements over the shorter of the term of the lease or the expected life of the respective improvements. The Company accounts for rent escalation and rent holidays as deferred rent at the time of possession and amortizes this deferred rent on a straight-line basis over the term of the lease. As of December 31, 2017, any capital leases to which the Company is a party were immaterial to the Company’s financial statements.

Pension Obligations

Pension Obligations

Calculating the Company’s obligations and expenses related to its union and non-union pension obligation requires selection and use of certain actuarial assumptions. Actuarial assumptions include discount rates, expected long-term rates of return on plan assets, and life expectancy of plan participants. To select the appropriate actuarial assumptions, management relies on current market conditions and historical information. Pension expense, exclusive of settlement and remeasurement expenses, was $4.2 million for 2017, compared to $5.1 million and $5.4 million in 2016 and 2015, respectively. In 2016, as a result of a lump sum offer, a settlement and remeasurement of the Essendant Pension Plan was performed and resulted in a settlement loss of $12.5 million, for an aggregate pension expense of $17.6 million. Refer to Note 13—“Pension Plans and Defined Contribution Plan” for further detail.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The estimated fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable (net), foreign exchange hedge assets, accounts payable, debt, and long-term interest swap liability, approximates their net carrying values.

The fair value of the foreign exchange hedge is estimated based upon quoted market rates and the fair value of the interest rate swap is estimated based upon the amount that the Company would receive or pay to terminate the agreements as of December 31 of each year. See Note 17—“Fair Value Measurements”, for further information.

Derivative Financial Instruments

Derivative Financial Instruments

The Company’s risk management policies allow for the use of derivative financial instruments to manage foreign currency exchange rate and interest rate exposure subject to the management, direction and control of its financial officers. Risk management practices, including the use of all derivative financial instruments, are presented to the Board of Directors for approval. The policies do not allow such derivative financial instruments to be used for speculative purposes. All derivatives are recognized on the balance sheet date at their fair value.

In December 2017, the Company entered into a $100 million interest rate swap to convert a portion of the Company’s floating-rate debt to a fixed-rate basis. The Company’s interest rate swap is classified as a cash flow hedge in accordance with accounting guidance on derivative instruments and hedging activities as it is hedging the variability of cash flow to be paid by the Company. Fair value is determined by using quoted market forward rates (level 2 inputs) and reflect the present value of the amount that the Company would pay for contracts involving the same notional amounts and maturity dates. The changes in fair value of this instrument are reported in Accumulated Other Comprehensive Income (“AOCI”) and reclassified into earnings in interest expense in the same periods during which the related interest payments on the hedged debt affect earnings. This swap matures in December 2022. Approximately 28% of the Company’s outstanding variable debt as of December 31, 2017 is fixed with the issuance of the $100 million interest rate swap.

The Company uses foreign currency exchange contracts to hedge certain of its foreign exchange rate exposures related to inventory purchases, and classifies the designation contracts as cash flow hedges. Changes in the fair value are recorded in other comprehensive income, net of tax, until earnings are affected by the forecasted transaction or the variability of cash flow, and then are reported in current earnings.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific forecasted transactions or variability of cash flow.

The Company formally assesses, at both the hedge’s inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. If it is determined that a derivative is not highly effective as a hedge, then hedge accounting would be discontinued prospectively in accordance with accounting guidance on derivative instruments and hedging activities.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method in accordance with the accounting guidance for income taxes. The Company estimates actual current tax expense and assesses temporary differences that exist due to differing treatments of items for tax and financial statement purposes. These temporary differences result in the recognition of deferred tax assets and liabilities. Historically, a provision has not been made for deferred U.S. income taxes on the undistributed earnings in all but two of the Company’s foreign subsidiaries as these earnings have historically been permanently invested. A liability was previously recorded in purchase accounting for the undistributed earnings of the subsidiary as of the date of the acquisition.

The Tax Cuts and Jobs Act was enacted on December 22, 2017. The Act requires companies to pay a one-time transition tax on certain foreign sourced earnings. At December 31, 2017, while the Company has not completed the accounting for the tax effects of enactment of the Act, the Company has made a reasonable estimate of the effects of the one-time transition tax. As such the Company recognized a provisional amount of $1.9 million which is included as a component of income tax expense from continuing operations. The provisional amount covered estimated, accumulated post-1986 deferred foreign income of $31.5 million and was net of reduced foreign tax credits and tax liabilities previously recorded in purchase accounting at prior acquisition dates. Notwithstanding the recordation of the impact of the transition tax, the Company remains permanently invested in the subsidiaries in foreign jurisdictions. Essendant will continue to monitor the foreign and domestic capital and liquidity needs in the future to determine if changes are required.

The 2017 Act also lowered the statutory corporate tax rate from 35% to 21%. This resulted in the remeasurement of the Company’s federal net deferred tax assets and the recordation of a reasonable provisional estimate of additional tax expense of $0.7 million.

As the Company completes the analysis of the 2017 Tax Act, collects and prepares necessary data, and interprets any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, Essendant may make adjustments to the provisional amounts. Those adjustments may materially impact the provision for income taxes in the period in which the adjustments are made.

The current and deferred tax balances and income tax expense recognized by the Company are based on management’s interpretation of the tax laws of multiple jurisdictions. Income tax expense also reflects the Company’s best estimates and assumptions regarding, among other things, the level of future taxable income, interpretation of tax laws, and tax planning. Future changes in tax laws, changes in projected levels of taxable income, and tax planning could impact the effective tax rate and current and deferred tax balances recorded by the Company. Management’s estimates as of the date of the Consolidated Financial Statements reflect its best judgment giving consideration to all currently available facts and circumstances. As such, these estimates may require adjustment in the future, as additional facts become known or as circumstances change. Further, in accordance with the accounting guidance on income taxes, the tax effects from uncertain tax positions are recognized in the Consolidated Financial Statements, only if it is more likely than not that the position will be sustained upon examination, based on the technical merits of the position. The Company accounts for interest and penalties related to uncertain tax positions as a component of income tax expense. See Note 15—“Income Taxes” to the consolidated financial statements for more information.

Foreign Currency Translation

Foreign Currency Translation

The functional currency for the Company’s foreign operations is the local currency. Assets and liabilities of these operations are translated into U.S. currency at the rates of exchange at the balance sheet date. The resulting translation adjustments are included in other comprehensive income or (loss) in the Consolidated Statements of Comprehensive Income as a separate component of stockholders’ equity. Income and expense items are translated at average monthly rates of exchange. Realized gains and losses from foreign currency transactions included a $11.1 million loss related to the sale of the Mexican subsidiary in 2015.

New Accounting Pronouncements

New Accounting Pronouncements

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-09, Compensation—Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting. Under the new guidance, when equity awards vest or are settled, companies are required to record excess tax benefits and tax deficiencies as income tax expense or benefit in the income statement instead of in additional paid-in capital. Furthermore, excess tax benefits are presented as an operating activity on the statement of cash flows rather than as a financing activity. On January 1, 2017, the Company adopted this standard which resulted in $1.3 million of incremental tax expense for the year, net of the effects of tax reform, due to excess tax deficiencies of vested or settled awards. Furthermore, the adoption of the standard by the Company resulted in changes in the calculation of the effect of dilutive securities for purposes of calculating diluted net income per share, which was immaterial in the period and Condensed Consolidated Statement of Cash Flows presentation changes. The Company has elected to apply guidance concerning cash flow presentation on a prospective basis and to continue to estimate the number of awards expected to be forfeited.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which eliminates the second step of the two-step goodwill impairment test. Specifically, the standard requires an entity to perform its interim or annual goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized could not exceed the total amount of goodwill allocated to that reporting unit. An entity still has the option to perform a qualitative assessment to determine if the quantitative impairment test is necessary. The Company early adopted the standard in the quarter ended March 31, 2017 when an interim impairment test was conducted as further discussed in Note 6—“Goodwill and Intangible Assets”.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, that outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The ASU is based on the principle that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers, which deferred the effective date of ASU No. 2014-09. This standard is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period.

Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. The Company will adopt the standard using the modified retrospective approach, which will require the Company to recognize the cumulative effect of initial adoption of the standard for all contracts as of, and new contracts after, the date of initial application on January 1, 2018.

Based on the Company’s completed assessment and detailed review of the revenue transactions of the organization with its customers, the impact of the application of the new standard is expected to be immaterial upon adoption with an insignificant cumulative effect adjustment recorded to retained earnings on January 1, 2018. The Company expects revenue recognition related to the processing, fulfillment and shipment of various warehoused goods to remain substantially unchanged. The Company also expects disclosure changes which will be included beginning in 2018.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. This standard amends and adjusts how cash receipts and cash payments are presented and classified in the statement of cash flows and is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years and will require adoption on a retrospective basis unless impracticable. If impracticable the Company would be required to apply the amendments prospectively as of the earliest date possible. The Company believes the impact of adoption of the new standard will be immaterial.

In March 2017, the FASB issued ASU No. 2017-07, Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. The standard requires registrants that include a measure of operating income to include the service cost component in the same financial statement line item as other compensation costs and to report other pension-related costs, including amortization of prior service cost/credit, and settlement and curtailment effects, etc. separately, excluding them from operating expenses and income. The ASU also stipulates that only the service cost component of net benefit cost is eligible for capitalization. Application of the standard is required to be made on a retrospective basis for the presentation of the service cost component and the other components of net periodic pension cost and net periodic postretirement benefit cost in the income statement while the change in capitalized benefit cost is to be applied prospectively. This standard will be effective for annual periods beginning after December 15, 2017, including interim periods within that reporting period, and early application is permitted as of the beginning of an annual period. The Company is currently evaluating the new guidance to determine the impact it will have on the presentation of the Company’s consolidated financial statements, but does not expect an impact on net income.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), that requires lessees to recognize right-of-use assets and lease liabilities for all leases other than those that meet the definition of short-term leases. For short-term leases, lessees may elect an accounting policy by class of underlying asset under which these assets and liabilities are not recognized and lease payments are generally recognized over the lease term on a straight-line basis. This standard will be effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period, and early application is permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements, but expects the impact to the Company’s consolidated balance sheet to be significant.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This update provides guidance concerning the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities in its financial statements and expands the ability to apply hedge accounting to financial and nonfinancial risk components. Additionally, the standard eliminates the need to separately measure and report hedge ineffectiveness and generally requires the entire change in fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The amendments in the standard are effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period with early adoption permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The standard addresses the “stranded” tax effects resulting from the 2017 Tax Act in accumulated other comprehensive income. The effect of changes in tax laws or rates included in income from continuing operations are unaffected. The standard is effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period with early adoption permitted. Disclosures are required in the period of adoption. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. This standard replaces the incurred loss methodology previously employed to measure credit losses for most financial assets and requires the use of a forward-looking expected loss model. Current accounting delays the recognition of credit losses until it is probable a loss has been incurred, while the update will require financial assets to be measured at amortized costs less a reserve and equal to the net amount expected to be collected. This standard will be effective for annual periods beginning after December 15, 2019, including interim periods within that reporting period, and early application is permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

Pending Accounting Pronouncements

Pending Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), that requires lessees to recognize right-of-use assets and lease liabilities for all leases other than those that meet the definition of short-term leases. For short-term leases, lessees may elect an accounting policy by class of underlying asset under which these assets and liabilities are not recognized and lease payments are generally recognized over the lease term on a straight-line basis. This standard will be effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period, and early application is permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements and disclosures, but expects the impact to the Company’s consolidated balance sheet to be significant. The Company is in the process of analyzing existing leases and processes to support additional disclosures under the standard.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This update provides guidance concerning the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities in its financial statements and expands the ability to apply hedge accounting to financial and nonfinancial risk components. Additionally, the standard eliminates the need to separately measure and report hedge ineffectiveness and generally requires the entire change in fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The amendments in the standard are effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period with early adoption permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement — Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The standard addresses the “stranded” tax effects resulting from the 2017 Tax Act in accumulated other comprehensive income. The effect of changes in tax laws or rates included in income from continuing operations are unaffected. The standard is effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period with early adoption permitted. Disclosures are required in the period of adoption. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. This standard replaces the incurred loss methodology previously employed to measure credit losses for most financial assets and requires the use of a forward-looking expected loss model. Current accounting delays the recognition of credit losses until it is probable a loss has been incurred, while the update will require financial assets to be measured at amortized costs less a reserve and equal to the net amount expected to be collected. This standard will be effective for annual periods beginning after December 15, 2019, including interim periods within that reporting period, and early application is permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements